Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2022
Offsetting financial assets and financial liabilities
Schedule of offsetting financial assets and financial liabilities

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported in	recognised		Financial
Consolidated	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[1,2]	collateral	amount
2022
Assets
Collateral paid[3]	9,577	(9,564)	13	-	-	(1)	12
Derivative financial instruments[4]	102,164	(65,912)	36,252	(24,679)	(6,259)	(57)	5,257
Reverse repurchase agreements[5]	8,988	-	8,988	-	(113)	(8,838)	37
Loans[6]	28,739	(28,675)	64	-	-	-	64
Total assets	149,468	(104,151)	45,317	(24,679)	(6,372)	(8,896)	5,370
Liabilities
Collateral received	6,096	(5,737)	359	-	-	-	359
Derivative financial instruments[4]	104,644	(69,739)	34,905	(24,671)	(5,998)	(2,572)	1,664
Repurchase agreements[7]	41,257	-	41,257	-	(23)	(41,234)	-
Deposits and other borrowings[6]	55,332	(28,675)	26,657	-	-	-	26,657
Total liabilities	207,329	(104,151)	103,178	(24,671)	(6,021)	(43,806)	28,680
2021
Assets
Collateral paid[3]	4,806	(4,787)	19	-	-	(3)	16
Derivative financial instruments[4]	45,409	(28,340)	17,069	(11,326)	(2,357)	(6)	3,380
Reverse repurchase agreements[5]	2,937	-	2,937	-	(13)	(2,916)	8
Loans[6]	29,827	(29,772)	55	-	-	-	55
Total assets	82,979	(62,899)	20,080	(11,326)	(2,370)	(2,925)	3,459
Liabilities
Collateral received	2,763	(2,757)	6	-	-	-	6
Derivative financial instruments[4]	46,742	(30,370)	16,372	(11,328)	(3,895)	(1,149)	-
Repurchase agreements[7]	35,899	-	35,899	-	(15)	(35,884)	-
Deposits and other borrowings[6]	51,236	(29,772)	21,464	-	-	-	21,464
Total liabilities	136,640	(62,899)	73,741	(11,328)	(3,910)	(37,033)	21,470

1.

$6,371 million (2021: $2,368 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 13.

2.

$6,021 million (2021: $3,910 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $1 million (2021: $3 million) in stock borrowing arrangements and $194 million (2021: $319 million) in futures margin that does not form part of this column.

3.

Gross amounts consist of variation margin held directly with central clearing counterparties and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

4.	$5,031 million (2021: $2,284 million) of derivative financial assets and $4,663 million (2021: $1,687 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 17.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 10 and part of deposits and other borrowings at amortised cost in Note 13.

7.	Repurchase agreements form part of other financial liabilities in Note 20.

Note 24. Offsetting financial assets and financial liabilities (continued)

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported in	recognised		Financial
Parent Entity	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[1,2]	collateral	amount
2022
Assets
Collateral paid[3]	9,577	(9,564)	13	-	-	(1)	12
Derivative financial instruments[4]	102,014	(65,912)	36,102	(24,604)	(6,187)	(57)	5,254
Reverse repurchase agreements[5]	8,988	-	8,988	-	(113)	(8,838)	37
Loans[6]	28,739	(28,675)	64	-	-	-	64
Total assets	149,318	(104,151)	45,167	(24,604)	(6,300)	(8,896)	5,367
Liabilities
Collateral received	6,096	(5,737)	359	-	-	-	359
Derivative financial instruments[4]	104,540	(69,739)	34,801	(24,604)	(5,961)	(2,572)	1,664
Repurchase agreements[7]	37,764	-	37,764	-	(23)	(37,741)	-
Deposits and other borrowings[6]	55,332	(28,675)	26,657	-	-	-	26,657
Total liabilities	203,732	(104,151)	99,581	(24,604)	(5,984)	(40,313)	28,680
2021
Assets
Collateral paid[3]	4,806	(4,787)	19	-	-	(3)	16
Derivative financial instruments[4]	45,198	(28,340)	16,858	(11,294)	(2,178)	(6)	3,380
Reverse repurchase agreements[5]	2,763	-	2,763	-	(13)	(2,744)	6
Loans[6]	29,827	(29,772)	55	-	-	-	55
Total assets	82,594	(62,899)	19,695	(11,294)	(2,191)	(2,753)	3,457
Liabilities
Collateral received	2,763	(2,757)	6	-	-	-	6
Derivative financial instruments[4]	46,572	(30,370)	16,202	(11,294)	(3,718)	(1,190)	-
Repurchase agreements[7]	33,346	-	33,346	-	(15)	(33,331)	-
Deposits and other borrowings[6]	51,236	(29,772)	21,464	-	-	-	21,464
Total liabilities	133,917	(62,899)	71,018	(11,294)	(3,733)	(34,521)	21,470

1.

$6,299 million (2021: $2,189 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 13.

2.

$5,984 million (2021: $3,733 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $1 million (2021: $3 million) in stock borrowing arrangements and $194 million (2021: $319 million) on futures margin that does not form part of this column.

3.

Gross amounts consist of variation margin held directly with central clearing counterparties and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

4.	$5,025 million (2021: $2,269 million) of derivative financial assets and $4,657 million (2021: $1,687 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 17.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 10 and part of deposits and other borrowings at amortised cost in Note 13.

7.	Repurchase agreements form part of other financial liabilities in Note 20.